Debt - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Contractual interest expense	$ 1.0	$ 1.0	$ 0.6
Interest cost related to amortization of issuance costs	2.2	2.2	1.3
Total interest expense	$ 3.2	$ 3.2	$ 1.9